UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Global Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 30, 2022 (unaudited)
Country	Percentage of Fund Investments
United States	40.41%
Japan	13.09
Germany	6.78
Mexico	4.43
Italy	3.39
France	3.30
United Kingdom	3.23
Canada	3.16
Belgium	2.78
Netherlands	2.54
China	1.95
Spain	1.78
Romania	1.73
South Africa	1.42
Australia	1.40
Ireland	1.01
Luxembourg	0.85
Tunisia	0.83
Cayman Islands	0.82
Egypt	0.71
Austria	0.54
Brazil	0.47
Iceland	0.42
Switzerland	0.34
Indonesia	0.27
Philippines	0.20
South Korea	0.20
Malaysia	0.19
Bermuda	0.18
Sweden	0.18
Finland	0.16
Norway	0.16
Nigeria	0.16
Togo	0.15
Singapore	0.12
Portugal	0.11
Poland	0.10
Denmark	0.10
Colombia	0.09
Thailand	0.07
Slovenia	0.07
United Arab Emirates	0.06
New Zealand	0.05
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 857.20	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Investor Class
Actual	$1,000.00	$ 855.60	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares and 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.42%
263,000	Americredit Automobile Receivables Trust Series 2022-1 Class A2 2.05%, 01/20/2026	$ 260,230
600,000	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	578,755
1,212,041	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	906,548
443,030	E-Carat 11 PLC(c) GBP, 1.52%, 05/18/2028 1-mo. SONIA + 0.58%	537,509
800,000	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	769,427
800,000	GMF Canada Leasing Trust(b) Series 2020-1A Class A3 CAD, 1.05%, 11/20/2025	618,503
424,870	Invitation Homes Trust REIT(b)(c) Series 2018-SFR4 Class A 2.62%, 01/17/2038 1-mo. LIBOR + 1.10%	422,469
1,000,000	MBarc Credit Canada Inc(b) Series 2021-AA Class A3 CAD, 0.93%, 02/17/2026	747,254
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	868,223
736,252	Oscar US Funding X LLC(b) Series 2019-10 Class A4 3.27%, 05/10/2026	734,909
387,014	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	373,613
486,570	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	451,737
300,000	Tesla Auto Lease Trust(b) Series 2020-A Class B 1.18%, 01/22/2024	294,358
960,333	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	837,541
	Tricon American Homes Trust(b)
	Series 2017-SFR2 Class A
1,403,198	2.93%, 01/17/2036	1,386,042
	Series 2019-SFR1 Class A
572,994	2.75%, 03/17/2038	551,600
740,677	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	689,997
		11,028,715
Principal Amount(a)		Fair Value
U.S. Government Agency — 0.19%
310,000	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	$ 302,947
547,092	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	532,149
		835,096
TOTAL ASSET-BACKED SECURITIES — 2.61% (Cost $12,491,498)		$ 11,863,811
CORPORATE BONDS AND NOTES
Basic Materials — 0.22%
225,000	Braskem Idesa SAPI(b) 6.99%, 02/20/2032	173,686
345,000	Braskem Netherlands Finance BV(b) 5.88%, 01/31/2050	272,519
	Orano SA
100,000	EUR, 4.88%, 09/23/2024	105,667
500,000	EUR, 2.75%, 03/08/2028	442,106
		993,978
Communications — 2.88%
	AT&T Inc
5,446,000	0.90%, 03/25/2024	5,192,543
370,000	EUR, 0.25%, 03/04/2026	359,150
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	541,182
924,000	3.85%, 04/01/2061	607,655
460,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	412,704
750,000	Lorca Telecom Bondco SA(b) EUR, 4.00%, 09/18/2027	656,055
963,000	Netflix Inc 4.88%, 04/15/2028	906,231
	Prosus NV(b)
375,000	4.19%, 01/19/2032	299,394
1,400,000	EUR, 2.78%, 01/19/2034	1,017,782
	Rakuten Group Inc(d)
1,957,000	EUR, 4.25%, Perpetual	1,415,330
1,075,000	5.13%, Perpetual	868,063
681,000	6.25%, Perpetual	538,889
350,000	Rogers Communications Inc(b) 4.55%, 03/15/2052	307,355
		13,122,333
Consumer, Cyclical — 1.46%
626,000	Alsea SAB de CV(b) 7.75%, 12/14/2026	591,570

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
290,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	$ 192,838
	Ford Motor Co
435,000	3.25%, 02/12/2032	325,337
525,000	4.75%, 01/15/2043	373,976
1,087,000	Genm Capital Labuan Ltd 3.88%, 04/19/2031	868,105
	Lennar Corp
140,000	5.25%, 06/01/2026	142,028
460,000	4.75%, 11/29/2027	446,600
	Magallanes Inc(b)
347,000	5.05%, 03/15/2042	295,224
475,000	5.14%, 03/15/2052	398,691
430,000	5.39%, 03/15/2062	359,694
2,017,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	1,791,764
540,000	Stellantis Finance US Inc(b) 2.69%, 09/15/2031	427,541
440,000	Volkswagen Group of America Finance LLC(b) 4.60%, 06/08/2029	428,174
		6,641,542
Consumer, Non-Cyclical — 2.14%
1,056,000	AbbVie Inc 2.95%, 11/21/2026	1,000,609
803,000	Anheuser-Busch InBev SA EUR, 3.70%, 04/02/2040	804,481
1,968,000	Autostrade per l'Italia SpA EUR, 2.00%, 01/15/2030	1,613,808
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	722,178
350,000	British American Tobacco PLC(d) EUR, 3.00%, Perpetual	264,294
475,000	DH Europe Finance II SARL EUR, 0.20%, 03/18/2026	458,287
	HCA Inc
848,000	3.50%, 09/01/2030	721,402
1,300,000	4.63%, 03/15/2052(b)	1,040,080
675,000	JBS Finance Luxembourg SARL(b) 3.63%, 01/15/2032	545,062
155,000	Kraft Heinz Foods Co 3.88%, 05/15/2027	149,893
1,203,000	Medtronic Global Holdings SCA EUR, 1.63%, 10/15/2050	821,311
1,120,000	Royalty Pharma PLC 3.30%, 09/02/2040	827,179
	Thermo Fisher Scientific Finance I BV
250,000	EUR, 1.63%, 10/18/2041	187,556
260,000	EUR, 2.00%, 10/18/2051	187,977
646,000	Viatris Inc 4.00%, 06/22/2050	432,553
		9,776,670
Principal Amount(a)		Fair Value
Energy — 4.15%
819,000	Aker BP ASA(b) 3.75%, 01/15/2030	$ 733,714
500,000	Cheniere Energy Inc 4.63%, 10/15/2028	450,285
985,000	Cheniere Energy Partners LP 4.00%, 03/01/2031	837,546
425,000	EIG Pearl Holdings SARL(b) 4.39%, 11/30/2046	335,824
800,000	Energy Transfer LP 6.25%, 04/15/2049	775,453
1,669,454	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	1,361,739
1,129,000	Lundin Energy Finance BV(b) 3.10%, 07/15/2031	934,000
325,000	Occidental Petroleum Corp 8.88%, 07/15/2030	373,125
234,880,000	Petroleos Mexicanos MXN, 7.19%, 09/12/2024	10,716,448
375,000	Thaioil Treasury Center Co Ltd 5.38%, 11/20/2048	320,850
385,000	Western Midstream Operating LP 4.55%, 02/01/2030	333,025
	Wintershall Dea Finance BV
1,300,000	EUR, 3.00%, Perpetual(d)	880,072
600,000	EUR, 1.33%, 09/25/2028	523,892
400,000	EUR, 1.82%, 09/25/2031	332,082
		18,908,055
Financial — 9.86%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
930,000	3.00%, 10/29/2028	783,357
750,000	3.30%, 01/30/2032	600,369
575,000	Air Lease Corp 2.88%, 01/15/2026	527,790
	Avolon Holdings Funding Ltd(b)
2,599,000	4.25%, 04/15/2026	2,406,795
1,692,000	2.75%, 02/21/2028	1,379,915
	Banco BPM SpA
200,000	EUR, 2.88%, 06/29/2031	177,844
200,000	EUR, 3.38%, 01/19/2032	175,794
1,200,000	Banco de Sabadell SA(d) EUR, 5.75%, Perpetual	1,033,451
630,000	Berkshire Hathaway Finance Corp EUR, 1.50%, 03/18/2030	587,265
1,500,000	BNP Paribas SA EUR, 2.10%, 04/07/2032	1,343,385
401,000	Capital One Financial Corp 2.36%, 07/29/2032	305,856
1,200,000	Commerzbank AG(d) EUR, 6.13%, Perpetual	1,134,935
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	386,846
784,000	Credit Suisse Group AG(b) 3.09%, 05/14/2032	623,901

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Deutsche Bank AG
1,400,000	EUR, 4.63%, Perpetual(d)	$ 1,129,038
1,800,000	EUR, 1.75%, 11/19/2030	1,552,440
400,000	EUR, 5.63%, 05/19/2031	418,281
1,700,000	3.55%, 09/18/2031	1,423,059
2,700,000	EUR, 1.38%, 02/17/2032	2,155,094
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	338,816
1,143,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	909,243
850,000	GLP Capital LP / GLP Financing II Inc REIT 5.38%, 04/15/2026	831,827
1,225,000	Hammerson Ireland Finance Designated Activity Co REIT EUR, 1.75%, 06/03/2027	968,274
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	218,869
260,000	3.10%, 02/15/2030	224,018
	ING Groep NV
1,200,000	EUR, 0.88%, 11/29/2030	1,027,093
500,000	EUR, 1.75%, 02/16/2031	453,630
	Intesa Sanpaolo SpA(d)
1,234,000	EUR, 5.88%, Perpetual	1,006,298
1,568,000	EUR, 7.75%, Perpetual	1,556,925
427,000	Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	387,687
2,610,000	JPMorgan Chase & Co 3.85%, 06/14/2025	2,584,275
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	999,743
295,000	MDGH GMTN RSC Ltd 2.50%, 11/07/2024	286,164
2,536,000	Morgan Stanley EUR, 2.95%, 05/07/2032	2,515,882
475,000	MPT Operating Partnership LP / MPT Finance Corp REIT EUR, 0.99%, 10/15/2026	409,021
427,000	Nationwide Building Society(d) GBP, 5.75%, Perpetual	464,180
215,000	NatWest Group PLC(d) GBP, 5.13%, Perpetual	221,058
	Raiffeisen Bank International AG
100,000	EUR, 0.05%, 09/01/2027	86,384
500,000	EUR, 2.88%, 06/18/2032	413,453
800,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b) 3.63%, 03/01/2029	629,056
2,388,000	Samhallsbyggnadsbolaget i Norden AB(d) EUR, 2.62%, Perpetual	812,041
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	579,050
840,000	1.88%, 01/15/2026	775,680
1,773,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,360,835
Principal Amount(a)		Fair Value
Financial — (continued)
250,000	SLM Corp 4.20%, 10/29/2025	$ 226,489
	Spirit Realty LP REIT
737,000	4.00%, 07/15/2029	673,616
565,000	3.20%, 02/15/2031	473,124
	UBS Group AG
400,000	4.75%, 05/12/2028(b)	395,852
658,000	EUR, 0.88%, 11/03/2031	537,818
1,482,000	UniCredit SpA(d) EUR, 7.50%, Perpetual	1,431,379
	Vonovia SE
1,200,000	EUR, 2.38%, 03/25/2032	1,032,382
800,000	EUR, 0.75%, 09/01/2032	570,007
1,720,000	Westpac Banking Corp 2.67%, 11/15/2035	1,368,988
		44,914,572
Industrial — 0.90%
1,300,000	Abertis Infraestructuras Finance BV(d) EUR, 3.25%, Perpetual	1,086,587
275,000	Berry Global Inc 1.57%, 01/15/2026	245,223
1,880,000	DAE Funding LLC 3.38%, 03/20/2028	1,651,016
691,000	General Electric Co EUR, 4.13%, 09/19/2035	674,123
500,000	La Poste SA EUR, 1.38%, 04/21/2032	462,179
		4,119,128
Technology — 0.58%
325,000	Dell International LLC / EMC Corp 6.02%, 06/15/2026	337,336
142,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	137,540
1,074,000	Oracle Corp 3.65%, 03/25/2041	800,368
1,600,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,377,995
		2,653,239
Utilities — 1.15%
	Electricite de France SA
1,200,000	EUR, 2.63%, Perpetual(d)	882,977
200,000	EUR, 3.00%, Perpetual(d)	159,027
500,000	EUR, 5.38%, Perpetual(d)	478,246
400,000	GBP, 6.00%, Perpetual(d)	429,123
1,000,000	EUR, 2.00%, 12/09/2049	655,843
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	533,754
510,000	Southern Co EUR, 1.88%, 09/15/2081	364,075
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	967,427

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
834,000	4.30%, 07/15/2029	$ 755,292
		5,225,764
TOTAL CORPORATE BONDS AND NOTES — 23.34% (Cost $133,059,393)		$106,355,281
FOREIGN GOVERNMENT BONDS AND NOTES
739,000	Africa Finance Corp 4.38%, 04/17/2026	716,845
	African Export-Import Bank
550,000	5.25%, 10/11/2023	554,290
3,334,000	3.80%, 05/17/2031	2,735,547
	Australia Government Bond
4,600,000	AUD, 1.25%, 05/21/2032	2,544,153
2,359,000	AUD, 2.75%, 06/21/2035	1,457,721
500,000	AUD, 3.00%, 03/21/2047	296,573
1,834,000	AUD, 1.75%, 06/21/2051	803,839
807,000	Banque Ouest Africaine de Developpement EUR, 2.75%, 01/22/2033	671,350
2,805 (e)	Brazil Notas do Tesouro Nacional Serie B BRL, 6.00%, 08/15/2030	2,167,460
	Bundesrepublik Deutschland Bundesanleihe
5,929,463	EUR, 0.93%, 08/15/2026	5,980,043
10,857,500	EUR, 1.35%, 02/15/2032	9,996,514
2,550,000	EUR, 1.54%, 05/15/2035	2,192,523
531,000	EUR, 2.50%, 08/15/2046	657,066
3,175,000	EUR, 1.62%, 08/15/2052	2,048,671
	Canadian Government Bond
1,450,000	CAD, 1.00%, 09/01/2026	1,033,316
5,775,000	CAD, 1.25%, 06/01/2030	3,876,653
9,260,000	CAD, 0.50%, 12/01/2030	5,734,984
850,000	CAD, 3.50%, 12/01/2045	691,215
1,100,000	CAD, 2.00%, 12/01/2051	659,257
40,050,000	China Government Bond CNY, 3.81%, 09/14/2050	6,456,996
3,150,000	China Government International Bond EUR, 0.63%, 11/17/2033	2,532,108
	Colombia Government International Bond
410,000	5.20%, 05/15/2049	277,590
200,000	4.13%, 05/15/2051	119,788
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	442,460
	European Union
1,900,000	EUR, 1.38%, 10/04/2029	1,929,616
4,730,000	EUR, 1.99%, 07/04/2031(f)	4,146,086
5,006,000	EUR, 0.40%, 02/04/2037	4,014,169
1,250,000	EUR, 0.45%, 07/04/2041	911,872
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	752,839
	French Republic Government Bond OAT
4,750,000	EUR, 0.25%, 11/25/2026	4,755,227
366,034	EUR, 1.86%, 11/25/2031	322,331
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
3,200,000	EUR, 1.95%, 05/25/2032	$ 2,766,504
950,000	EUR, 0.75%, 05/25/2052	633,771
286,078,000	Iceland Rikisbref ISK, 4.50%, 02/17/2042	1,928,965
18,827,000,000	Indonesia Treasury Bond IDR, 7.00%, 09/15/2030	1,252,389
2,100,000	Ireland Government Bond EUR, 3.40%, 03/18/2024	2,300,334
	Italy Buoni Poliennali Del Tesoro
956,000	EUR, 0.90%, 04/01/2031	830,303
1,600,000	EUR, 0.95%, 12/01/2031(b)	1,369,484
6,913,000	EUR, 0.95%, 06/01/2032	5,833,322
409,000	EUR, 2.45%, 09/01/2033(b)	392,917
1,002,000	EUR, 0.95%, 03/01/2037(b)	750,887
699,000	EUR, 2.15%, 03/01/2072(b)	486,335
	Japan Government Five Year Bond
1,297,950,000	JPY, 0.10%, 03/20/2023	9,581,278
600,000,000	JPY, 0.10%, 03/20/2024	4,435,083
125,650,000	JPY, 0.01%, 09/20/2026	926,576
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,953,846
600,000,000	JPY, 0.10%, 12/20/2027	4,428,007
466,150,000	JPY, 0.10%, 09/20/2031	3,389,276
	Japan Government Thirty Year Bond
589,700,000	JPY, 1.50%, 03/20/2045	4,778,665
163,700,000	JPY, 0.80%, 12/20/2047	1,124,267
752,750,000	JPY, 0.70%, 12/20/2048	4,977,981
813,550,000	JPY, 0.40%, 03/20/2050	4,913,919
	Japan Government Twenty Year Bond
209,100,000	JPY, 2.10%, 12/20/2029	1,756,853
22,250,000	JPY, 1.70%, 09/20/2033	187,193
431,500,000	JPY, 1.50%, 06/20/2034	3,567,889
831,850,000	JPY, 0.40%, 03/20/2036	6,006,205
1,025,000	Kingdom of Belgium Government Bond(b) EUR, 1.90%, 06/22/2038	1,005,081
1,676,920,000	Korea Treasury Bond KRW, 1.88%, 03/10/2051	910,941
	Mexican Bonos
475,000 (g)	MXN, 5.75%, 03/05/2026	2,100,516
615,000 (g)	MXN, 7.75%, 05/29/2031	2,812,984
	Mexico Government International Bond
1,957,000	EUR, 2.13%, 10/25/2051	1,121,608
3,990,000	EUR, 4.00%, 03/15/2115	2,931,536
3,910,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	3,997,875
477,000	New Zealand Government Bond NZD, 1.50%, 05/15/2031	245,893
	Philippine Government International Bond
700,000	EUR, 1.35%, 02/03/2023	727,708
243,000	4.20%, 03/29/2047	213,207

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 1.65%, 07/16/2032	$ 487,046
	Republic of Austria Government Bond(b)
896,000	EUR, 0.75%, 02/20/2028	902,009
1,225,000	EUR, 1.97%, 02/20/2031	1,096,844
2,312,000	Republic of Poland Government Bond(f) PLN, 3.25%, 07/25/2025	458,593
	Republic of South Africa Government Bond
39,966,000	ZAR, 8.88%, 02/28/2035	2,058,886
92,242,885	ZAR, 8.50%, 01/31/2037	4,478,121
	Romanian Government International Bond
426,000	EUR, 2.88%, 05/26/2028	381,545
645,000	EUR, 3.62%, 05/26/2030(b)	551,235
911,000	EUR, 1.75%, 07/13/2030	679,122
584,000	EUR, 2.12%, 07/16/2031	432,538
362,000	EUR, 3.88%, 10/29/2035	280,324
298,000	EUR, 3.38%, 02/08/2038	209,235
2,736,000	EUR, 2.63%, 12/02/2040	1,664,268
2,035,000	EUR, 2.75%, 04/14/2041	1,242,232
2,123,000	EUR, 2.88%, 04/13/2042	1,293,586
623,000	EUR, 4.63%, 04/03/2049	463,542
1,255,000	EUR, 3.38%, 01/28/2050	776,534
800,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	568,920
350,000	Slovenia Government Bond EUR, 2.56%, 02/12/2031	300,398
7,355,000	Spain Government Bond(b) EUR, 0.70%, 04/30/2032	6,537,752
	Tunisian Republic
633,000	EUR, 6.75%, 10/31/2023	456,355
1,095,000	EUR, 5.63%, 02/17/2024	663,984
1,238,000	5.75%, 01/30/2025	680,058
3,616,000	EUR, 6.38%, 07/15/2026	2,028,240
	United Kingdom Gilt
9,541	GBP, 4.75%, 12/07/2030	13,982
2,365,000	GBP, 1.00%, 01/31/2032	2,559,680
2,729,140	GBP, 3.50%, 01/22/2045	3,791,740
2,880,000	GBP, 1.25%, 07/31/2051	2,535,448
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 43.61% (Cost $244,174,372)		$198,710,917
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.24%
391,842	Brass No 10 PLC(b)(h) Series 10A Class A1 0.67%, 04/16/2069	376,954
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 2.22%, 08/15/2036 1-mo. LIBOR + 0.90%	840,843
Principal Amount(a)		Fair Value
Non-Agency — (continued)
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 2.27%, 11/15/2036 1-mo. LIBOR + 0.95%	$ 413,242
297,752	CHC Commercial Mortgage Trust(b)(c) Series 2019-CHC Class B 2.82%, 06/15/2034 1-mo. LIBOR + 1.50%	287,889
1,150,000	COMM Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	947,378
484,939	HPLY Trust(b)(c) Series 2019-HIT Class A 2.32%, 11/15/2036 1-mo. LIBOR + 1.00%	470,394
315,000	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 2A GBP, 1.21%, 12/22/2069 3-mo. SONIA + 0.57%	382,023
602,208	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 01/25/2026	541,411
200,000	Paragon Mortgages No 25 PLC(c) Series 25 Class B GBP, 1.67%, 05/15/2050 3-mo. SONIA + 1.07%	241,498
494,098	Tower Bridge Funding PLC(c) Series 2021-2 Class A GBP, 1.41%, 11/20/2063 3-mo. SONIA + 0.78%	592,994
590,864	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 2.47%, 02/15/2040 1-mo. LIBOR + 1.15%	568,815
		5,663,441
U.S. Government Agency — 14.20%
566,209	FARM Mortgage Trust(b)(h) Series 2021-1 Class A 2.18%, 01/25/2051	502,706
	Federal Home Loan Mortgage Corp
4,686,963	3.50%, 06/01/2052	4,513,004
4,487,056	4.00%, 06/01/2052	4,429,933
2,925,000	5.00%, 07/01/2052	3,002,232
223,351	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 2.93%, 01/25/2051 1-mo. SOFR + 2.00%	207,757
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
299,031	3.37%, 07/25/2025	297,811

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series KL3W Class AFLW
410,717	1.57%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	$ 411,486
	Federal National Mortgage Association
4,631,890	3.50%, 06/01/2052	4,459,981
4,758,267	4.00%, 06/01/2052	4,697,690
8,856,187	4.50%, 06/01/2052	8,900,605
3,875,000	5.00%, 07/01/2052	3,958,833
8,000,000	Government National Mortgage Association 3.50%, TBA	7,772,500
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
172,200	4.50%, 06/25/2057	175,263
	Series 2018-4 Class M55D
292,026	4.00%, 03/25/2058	293,218
	Series 2019-3 Class M55D
215,522	4.00%, 10/25/2058	215,757
	Series 2020-3 Class TTU
347,815	2.50%, 05/25/2060	333,964
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
314,938	3.50%, 11/25/2028	312,056
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	392,290
	Series 2019-2 Class A1C
355,176	2.75%, 09/25/2029	341,319
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	454,060
	Uniform Mortgage-Backed Security(i)
3,000,000	2.50%, TBA	2,697,422
9,000,000	3.00%, TBA	8,380,547
8,000,000	3.50%, TBA	7,949,911
		64,700,345
TOTAL MORTGAGE-BACKED SECURITIES — 15.44% (Cost $71,693,122)		$ 70,363,786
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
10,475,000	2.50%, 04/30/2024	10,383,753
7,125,000	0.63%, 10/15/2024	6,750,659
6,856,800	2.13%, 05/15/2025	6,688,862
5,406,800	0.88%, 06/30/2026	4,963,485
2,900,000	2.25%, 11/15/2027	2,780,262
2,699,400	2.88%, 05/15/2028	2,667,872
1,200,000	5.50%, 08/15/2028	1,360,500
5,240,300	1.88%, 02/15/2032	4,747,384
13,900,000	2.88%, 05/15/2032	13,743,625
1,732,800	3.63%, 08/15/2043	1,778,421
10,464,100	3.38%, 11/15/2048	10,632,098
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
3,300,000	2.00%, 08/15/2051	$ 2,550,410
TOTAL U.S. TREASURY BONDS AND NOTES — 15.15% (Cost $73,523,174)		$ 69,047,331
Contract Size
PURCHASED OPTIONS
0	CHF Currency Put Option, exercise price 1.153, expiration August 3, 2022, notional amount 941,000	12,806
TOTAL PURCHASED OPTIONS — 0.00% (Cost $12,806)		$ 12,806
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.06%
$1,607,091	Undivided interest of 1.48% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $1,607,091 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(j)	1,607,091
1,607,091	Undivided interest of 1.48% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $1,607,091 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(j)	1,607,091

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,722	Undivided interest of 3.94% in a repurchase agreement (principal amount/value $221,727 with a maturity value of $221,736) with HSBC Securities (USA) Inc, 1.48%, dated 6/30/22 to be repurchased at $8,722 on 7/1/22 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 11/15/23 - 8/15/51, with a value of $226,162.(j)
		$ 8,722
1,607,091	Undivided interest of 7.61% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $1,607,091 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(j)	1,607,091
TOTAL SHORT TERM INVESTMENTS — 1.06% (Cost $4,829,995)		$ 4,829,995
TOTAL INVESTMENTS — 101.21% (Cost $539,784,360)		$461,183,927
OTHER ASSETS & LIABILITIES, NET — (1.21)%		$ (5,512,881)
TOTAL NET ASSETS — 100.00%		$455,671,046
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2022.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	All or a portion of the security is on loan at June 30, 2022.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
Canadian 10 Year Bond Futures	15	CAD	1,859,850	September 2022	$ 49,293
Euro-Bobl Futures	93	EUR	11,549,670	September 2022	$ 149,078
Euro-BTP Futures	34	EUR	4,186,080	September 2022	(238,632)
Euro-Bund Futures	68	EUR	10,117,040	September 2022	(316,057)
Euro-Schatz Futures	244	EUR	26,631,380	September 2022	(173,748)
Japan 10 Year Bond Futures	23	JPY	3,418,030,000	September 2022	(32,498)
Long Gilt Futures	152	GBP	17,324,960	September 2022	102,004
U.S. 10 Year Treasury Note Futures	34	USD	5,215,375	September 2022	(44,721)
U.S. 5 Year Treasury Note Futures	195	USD	21,888,750	September 2022	62,435
Long
10 Year Commonwealth Treasury Bond Futures	240	AUD	23,107,200	September 2022	(62,636)
Euro-Buxl 30 Year Bond Futures	33	EUR	5,397,480	September 2022	186,652
U.S. 10 Year Treasury Ultra Futures	22	USD	2,802,250	September 2022	61,753
U.S. 2 Year Treasury Note Futures	35	USD	7,350,547	September 2022	4,695
U.S. Long Bond Futures	5	USD	693,125	September 2022	1,949
U.S. Ultra Bond Futures	22	USD	3,395,563	September 2022	107,555
				Net Depreciation	$(142,878)
At June 30, 2022,the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ANZ	USD	460,000	JPY	61,826,484	July 27, 2022	$3,639
AZB	THB	109,847,936	USD	3,256,732	July 27, 2022	(141,026)
AZB	USD	2,611,823	EUR	2,470,000	July 27, 2022	18,640
BA	CZK	23,883,001	EUR	943,824	July 27, 2022	4,473
BA	CZK	8,945,466	USD	391,587	July 27, 2022	(14,226)
BA	EUR	2,350,000	CZK	58,510,300	July 27, 2022	37,156
BA	EUR	319,118	PLN	1,524,586	July 27, 2022	2,457
BA	PLN	3,288,496	EUR	697,646	July 27, 2022	(12,746)
BA	RON	813,212	USD	175,469	July 27, 2022	(3,873)
BA	SGD	743,586	USD	547,699	July 27, 2022	(12,445)
BA	USD	784,507	MXN	15,640,477	July 27, 2022	10,671
BA	ZAR	9,833,725	USD	622,126	July 27, 2022	(19,232)
BB	EUR	3,105,440	CZK	77,575,788	July 27, 2022	42,616
BB	EUR	5,780,000	GBP	4,875,319	July 27, 2022	158,583
BB	EUR	550,000	NOK	5,736,284	July 08, 2022	(9,783)
BB	GBP	2,625,000	USD	3,231,107	July 08, 2022	(35,339)
BB	HUF	58,034,303	USD	156,765	July 08, 2022	(3,582)
BB	JPY	163,000,000	USD	1,209,711	July 08, 2022	(7,822)
BB	KRW	2,059,851,000	USD	1,654,286	July 08, 2022	(64,524)
BB	MXN	12,466,697	USD	613,745	July 27, 2022	3,063
BB	NOK	926,600	CAD	122,207	July 08, 2022	(1,400)
BB	PLN	11,806,809	EUR	2,507,824	July 27, 2022	(45,697)
BB	RON	710,000	USD	153,310	July 08, 2022	(3,042)
BB	THB	24,395,000	USD	712,485	July 08, 2022	(21,911)
BB	USD	299,000	AUD	425,696	July 08, 2022	5,132
BB	USD	570,000	CAD	740,714	July 08, 2022	(5,440)
BB	USD	145,939	CHF	140,000	July 08, 2022	(789)
BB	USD	3,535,389	EUR	3,369,568	July 08, 2022	2,321
BB	USD	325,000	GBP	268,342	August 04, 2022	(1,824)
BB	USD	384,594	IDR	5,550,114,119	July 27, 2022	13,571
BB	USD	1,228,922	ILS	4,077,270	July 27, 2022	60,070
BB	USD	610,000	JPY	80,892,423	July 08, 2022	13,536
BB	USD	15,143,194	JPY	1,892,393,972	July 27, 2022	1,174,836
BB	USD	2,353,520	MXN	46,666,003	July 27, 2022	44,650
BB	USD	39,226	SEK	400,000	July 08, 2022	114
BB	USD	139,000	ZAR	2,216,742	July 08, 2022	2,847
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	ZAR	5,690,704	USD	360,753	July 27, 2022	$(11,863)
BBH	USD	225,737	AUD	306,000	July 27, 2022	14,446
BBH	USD	2,910,231	EUR	2,750,000	July 27, 2022	23,084
BBH	USD	1,372,000	GBP	1,099,211	July 27, 2022	33,429
BBH	ZAR	29,027,700	USD	1,957,177	July 27, 2022	(177,522)
BNP	AUD	3,470,222	USD	2,500,000	July 27, 2022	(103,836)
BNP	CAD	899,038	USD	713,395	July 27, 2022	(14,976)
BNP	CNY	130,840,324	USD	20,351,714	July 27, 2022	(807,206)
BNP	CZK	69,797,202	EUR	2,775,016	July 27, 2022	15,593
BNP	EUR	1,416,760	CZK	35,163,052	July 27, 2022	27,962
BNP	EUR	2,811,149	PLN	13,402,293	July 27, 2022	15,582
BNP	EUR	3,659,825	USD	3,880,000	July 27, 2022	(37,652)
BNP	ILS	16,517,582	USD	5,006,715	July 27, 2022	(271,536)
BNP	NOK	2,248,722	USD	254,958	July 27, 2022	(26,527)
BNP	NZD	268,433	USD	181,877	July 27, 2022	(14,264)
BNP	PLN	6,724,303	EUR	1,424,530	July 27, 2022	(18,957)
BNP	USD	2,204,437	BRL	11,279,393	August 02, 2022	71,377
BNP	USD	4,360,000	EUR	4,185,928	July 27, 2022	(34,689)
BNP	USD	1,674,907	ILS	5,662,763	July 27, 2022	51,534
BNP	USD	753,811	ZAR	11,773,773	July 27, 2022	31,974
BNP	ZAR	6,756,943	USD	429,623	July 27, 2022	(15,363)
BNY	USD	1,353,401	EUR	1,234,366	July 27, 2022	57,475
BNY	USD	700,000	JPY	94,412,990	July 27, 2022	3,108
BNY	USD	2,640,891	ZAR	43,070,000	July 27, 2022	319
CA	CZK	9,724,220	EUR	391,925	July 27, 2022	(7,502)
CA	USD	7,931,036	ZAR	117,894,615	July 27, 2022	703,052
CIT	EUR	546,228	CZK	14,071,937	July 27, 2022	(12,682)
CIT	EUR	637,493	PLN	3,045,178	July 27, 2022	4,908
CIT	EUR	1,131,659	USD	1,196,000	July 08, 2022	(9,429)
CIT	JPY	160,206,184	USD	1,199,000	July 08, 2022	(17,711)
CIT	KRW	3,428,794,210	USD	2,788,499	July 27, 2022	(129,127)
CIT	MXN	12,343,276	USD	608,673	July 27, 2022	2,029
CIT	NOK	2,295,716	USD	243,000	July 08, 2022	(9,887)
CIT	SEK	9,704,431	USD	957,000	July 08, 2022	(8,100)
CIT	USD	2,500,000	AUD	3,495,882	July 27, 2022	86,118
CIT	USD	2,360,761	CAD	2,979,806	July 08, 2022	45,835
CIT	USD	237,822	COP	901,130,163	July 27, 2022	21,890
CIT	USD	3,159,630	EUR	3,000,000	July 08, 2022	14,062
CIT	USD	4,792,743	INR	371,735,917	July 27, 2022	96,422
CIT	USD	404,000	JPY	54,568,539	July 08, 2022	1,636
CIT	USD	2,300,000	JPY	299,802,700	July 27, 2022	87,062
CIT	USD	10,192,988	MXN	207,080,381	July 27, 2022	(52,623)
CIT	USD	837,000	NOK	8,089,027	July 08, 2022	15,619
CIT	USD	1,117,473	PHP	58,976,884	July 27, 2022	46,993
CIT	USD	49,945	SEK	500,000	July 08, 2022	1,055
CIT	USD	1,247,618	ZAR	19,472,700	July 27, 2022	53,769
CIT	ZAR	38,706,546	USD	2,420,118	July 27, 2022	(47,064)
DB	USD	826,446	INR	64,611,570	July 27, 2022	10,177
FB	EUR	327,737	CZK	8,437,590	July 27, 2022	(7,605)
FB	EUR	5,725,496	USD	6,062,066	July 27, 2022	(51,028)
FB	ZAR	3,127,316	USD	194,769	July 27, 2022	(3,037)
GS	AUD	751,200	USD	517,000	July 08, 2022	1,570
GS	CZK	6,521,366	USD	281,476	July 08, 2022	(5,577)
GS	EUR	478,120	PLN	2,284,744	July 27, 2022	3,683
GS	EUR	282,631	USD	299,000	July 08, 2022	(2,655)
GS	GBP	1,212,746	USD	1,492,000	July 08, 2022	(15,560)
GS	INR	44,336,544	USD	569,403	July 27, 2022	(9,278)
GS	MXN	11,623,216	USD	577,000	July 08, 2022	131
GS	MXN	20,575,677	USD	1,014,455	July 27, 2022	3,558
GS	MYR	3,270,000	USD	745,894	July 08, 2022	(3,840)
GS	NOK	4,593,424	USD	486,000	July 08, 2022	(19,571)
GS	PEN	450,000	USD	120,746	July 08, 2022	(3,289)
GS	PLN	7,799,896	USD	1,814,103	July 08, 2022	(75,688)
GS	SEK	9,299,905	NOK	9,042,000	July 08, 2022	(2,247)
GS	TRY	1,361,127	USD	81,000	July 08, 2022	143
GS	USD	517,000	AUD	746,088	July 08, 2022	1,959
GS	USD	489,483	BRL	2,371,000	July 08, 2022	37,585
GS	USD	336,000	CNY	2,260,212	July 08, 2022	(1,630)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
GS	USD	268,000	GBP	222,906	July 08, 2022	$(3,374)
GS	USD	404,000	JPY	54,534,796	July 08, 2022	1,885
GS	USD	598,000	MXN	12,394,773	July 08, 2022	(17,441)
GS	USD	392,253	MXN	7,797,135	July 27, 2022	6,479
GS	USD	274,000	NZD	440,665	August 04, 2022	(1,132)
GS	USD	893,979	PHP	47,157,370	July 27, 2022	38,033
GS	USD	162,000	TRY	2,888,362	July 08, 2022	(10,188)
GS	USD	1,029,778	TWD	30,536,000	July 08, 2022	2,636
GS	USD	922,996	ZAR	14,390,580	July 08, 2022	39,119
GS	USD	748,571	ZAR	11,680,326	July 27, 2022	32,464
GS	ZAR	2,210,226	USD	138,000	July 08, 2022	(2,247)
GS	ZAR	8,927,792	USD	555,311	July 27, 2022	(7,958)
HSB	AUD	6,906,519	USD	4,964,837	July 08, 2022	(197,114)
HSB	CAD	430,000	USD	338,964	July 08, 2022	(4,910)
HSB	CHF	1,160,172	EUR	1,116,000	July 08, 2022	47,591
HSB	CHF	1,250,000	USD	1,304,487	July 08, 2022	5,581
HSB	CNY	36,652,455	USD	5,483,214	July 08, 2022	(8,084)
HSB	CZK	9,959,313	EUR	393,260	July 27, 2022	2,280
HSB	EUR	1,116,000	CHF	1,168,045	July 08, 2022	(46,297)
HSB	EUR	313,757	CZK	8,076,266	July 27, 2022	(7,279)
HSB	EUR	478,120	PLN	2,281,923	July 27, 2022	3,675
HSB	GBP	973,398	EUR	1,116,000	July 08, 2022	(4,801)
HSB	ILS	1,120,000	USD	336,909	July 08, 2022	(16,136)
HSB	INR	95,228,818	USD	1,214,963	July 27, 2022	(11,891)
HSB	MXN	20,621,835	USD	1,014,455	July 27, 2022	5,841
HSB	NOK	9,462,000	SEK	9,871,799	July 08, 2022	(370)
HSB	NZD	659,889	USD	430,917	July 08, 2022	(18,809)
HSB	PHP	191,935,250	USD	3,650,000	July 27, 2022	(166,214)
HSB	USD	379,000	CNY	2,539,811	July 08, 2022	(396)
HSB	USD	1,043,559	GBP	852,379	July 08, 2022	5,842
HSB	USD	325,736	ILS	1,081,150	July 27, 2022	15,797
HSB	USD	1,447,860	INR	113,345,656	July 27, 2022	15,909
HSB	USD	363,926	MXN	7,176,053	July 08, 2022	7,612
HSB	USD	496,499	NOK	4,641,665	July 08, 2022	25,172
HSB	USD	670,484	PHP	35,411,609	July 27, 2022	27,734
HSB	USD	655,432	SEK	6,574,620	July 08, 2022	12,565
HSB	USD	94,876	SGD	130,000	July 08, 2022	1,302
HSB	USD	1,623,576	ZAR	25,245,508	July 08, 2022	72,984
HSB	ZAR	4,617,554	USD	288,266	July 27, 2022	(5,169)
JPM	AUD	1,086,854	USD	750,000	July 08, 2022	280
JPM	BRL	2,390,000	USD	500,733	July 08, 2022	(45,215)
JPM	CAD	123,060	NOK	926,600	July 08, 2022	1,382
JPM	CAD	747,519	USD	577,000	July 08, 2022	3,726
JPM	CAD	452,111	USD	358,309	July 27, 2022	(7,085)
JPM	CLP	91,620,000	USD	110,599	July 08, 2022	(10,958)
JPM	CNY	59,609,235	USD	8,917,960	July 08, 2022	(13,555)
JPM	CNY	8,278,917	USD	1,225,000	July 27, 2022	11,678
JPM	COP	940,251,000	USD	247,845	July 08, 2022	(21,705)
JPM	DKK	840,000	USD	121,235	July 08, 2022	(2,819)
JPM	EUR	1,116,000	GBP	956,120	July 08, 2022	15,914
JPM	EUR	954,317	USD	1,000,000	July 05, 2022	419
JPM	IDR	14,500,071,000	USD	991,119	July 08, 2022	(18,985)
JPM	JPY	1,488,944,254	USD	11,539,097	July 08, 2022	(560,289)
JPM	MXN	3,000,000	USD	144,819	July 08, 2022	4,141
JPM	NOK	5,681,050	EUR	550,000	July 08, 2022	1,294
JPM	NOK	23,771,234	USD	2,420,000	July 08, 2022	(6,206)
JPM	SEK	11,928,643	USD	1,214,000	July 08, 2022	(47,617)
JPM	USD	3,258,956	AUD	4,663,860	July 08, 2022	39,390
JPM	USD	187,795	BRL	954,000	July 08, 2022	5,969
JPM	USD	118,933	CAD	150,000	July 08, 2022	2,402
JPM	USD	119,910	DKK	830,000	July 08, 2022	2,904
JPM	USD	5,909,027	EUR	5,578,092	July 08, 2022	60,272
JPM	USD	651,460	GBP	528,168	July 08, 2022	8,449
JPM	USD	1,172,000	JPY	155,603,159	July 08, 2022	24,652
JPM	USD	398,738	KRW	518,766,000	August 04, 2022	(3,989)
JPM	USD	4,265,499	MXN	84,187,931	July 08, 2022	85,291
JPM	USD	1,583,000	NOK	15,474,983	July 08, 2022	11,629
JPM	USD	1,421,000	PLN	6,122,435	July 08, 2022	56,452
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	1,154,668	SEK	11,574,266	July 08, 2022	$22,936
MS	COP	1,802,260,325	USD	473,064	July 27, 2022	(41,201)
MS	EUR	531,548	CZK	13,652,803	July 27, 2022	(12,307)
MS	GBP	500,000	USD	621,763	July 27, 2022	(12,885)
MS	INR	104,005,650	USD	1,335,932	July 27, 2022	(21,978)
MS	MXN	12,367,623	USD	608,673	July 27, 2022	3,234
MS	PLN	2,118,356	USD	487,146	July 27, 2022	(16,362)
MS	USD	6,115,867	EUR	5,765,753	July 27, 2022	62,564
MS	USD	430,982	ILS	1,429,652	July 27, 2022	21,136
MS	USD	350,000	SEK	3,456,089	July 27, 2022	11,851
MS	ZAR	6,894,780	USD	448,080	July 27, 2022	(25,369)
RBS	AUD	736,500	USD	547,127	July 27, 2022	(38,579)
RBS	CLP	2,064,872,880	USD	2,280,000	July 27, 2022	(45,157)
RBS	INR	125,960,695	USD	1,607,564	July 27, 2022	(16,241)
RBS	JPY	434,282,663	USD	3,460,555	July 27, 2022	(254,977)
RBS	USD	1,176,599	EUR	1,073,098	July 27, 2022	49,983
RBS	USD	2,070,000	INR	162,132,750	July 27, 2022	21,698
RBS	ZAR	6,893,168	USD	448,080	July 27, 2022	(25,467)
SAH	INR	88,224,816	USD	1,134,068	July 27, 2022	(19,481)
SAH	USD	2,510,000	CNY	16,242,850	July 27, 2022	83,695
SAH	USD	40,189,811	EUR	37,088,603	July 27, 2022	1,251,528
SAH	USD	1,048,890	INR	82,007,459	July 27, 2022	12,850
SEB	NOK	23,697,121	EUR	2,300,000	July 27, 2022	(18,836)
SEB	USD	949,765	EUR	875,000	July 27, 2022	31,127
SEB	USD	236,488	EUR	225,000	July 27, 2022	266
SG	CNY	8,280,387	USD	1,225,000	July 27, 2022	11,898
SG	USD	203,567	EUR	195,000	July 27, 2022	(1,159)
SSB	EUR	600,000	USD	636,948	July 27, 2022	(7,025)
TD	CAD	290,660	USD	231,000	July 27, 2022	(5,200)
TD	CZK	32,079,556	EUR	1,267,163	July 27, 2022	6,006
TD	HUF	132,000,000	USD	363,152	July 27, 2022	(15,873)
TD	JPY	5,000,000	USD	39,141	July 27, 2022	(2,235)
TD	SEK	9,444,781	USD	1,003,040	July 27, 2022	(78,947)
TD	USD	536,228	PLN	2,324,800	July 27, 2022	19,563
TD	ZAR	4,621,763	USD	288,266	July 27, 2022	(4,911)
UBS	AUD	381,291	USD	284,493	July 27, 2022	(21,214)
UBS	CHF	1,263,000	USD	1,346,643	July 27, 2022	(21,302)
UBS	CZK	35,824,729	EUR	1,415,736	July 27, 2022	6,709
UBS	EUR	698,531	CZK	17,287,233	July 27, 2022	15,567
UBS	EUR	8,943,736	USD	9,674,086	July 27, 2022	(284,308)
UBS	GBP	244,154	EUR	280,000	July 27, 2022	(1,504)
UBS	GBP	2,166,527	USD	2,814,694	July 27, 2022	(176,392)
UBS	INR	97,443,179	USD	1,248,070	July 27, 2022	(17,023)
UBS	JPY	617,826,460	USD	4,850,000	July 27, 2022	(289,628)
UBS	NOK	22,955,126	EUR	2,200,000	July 27, 2022	14,625
UBS	THB	39,239,940	USD	1,140,000	July 27, 2022	(27,006)
UBS	USD	4,570,519	EUR	4,340,000	July 27, 2022	14,075
UBS	USD	1,061,000	GBP	881,060	July 27, 2022	(11,917)
UBS	USD	896,507	ILS	2,972,056	July 27, 2022	44,493
UBS	USD	461,598	INR	36,155,597	July 27, 2022	4,827
UBS	USD	2,600,000	JPY	335,818,600	July 27, 2022	121,217
UBS	USD	392,253	MXN	7,806,431	July 27, 2022	6,019
UBS	USD	948,064	PHP	50,107,093	July 27, 2022	38,579
UBS	USD	702,573	ZAR	11,180,000	July 27, 2022	17,140
UBS	ZAR	7,695,010	USD	480,443	July 27, 2022	(8,670)
					Net Appreciation	$558,236
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
At June 30, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(c)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
iTraxx Europe Series 37 Version 1	$5,100,000	$46,008	$(55,018)	1.00%	June 20, 2027	$101,029	Buy	Quarterly
CDX.NA.HY.38 Index(a)	8,615,000	257,635	(378,214)	5.00%	June 20, 2027	701,459	Sell	Quarterly
iTraxx Europe Crossover Series 37 Version 1	1,854,000	60,664	(142,430)	5.00%	June 20, 2027	203,116	Buy	Quarterly
iTraxx Europe Series 37 Version 1	46,650,000	(420,839)	31,488	1.00%	June 20, 2027	(449,623)	Sell	Quarterly
CDX.NA.IG.38 Index(b)	55,100,000	(21,351)	405,862	1.00%	June 20, 2027	(427,214)	Sell	Quarterly
iTraxx Europe Crossover Series 37 Version 1	9,800,000	320,664	(111,742)	5.00%	June 20, 2027	432,927	Buy	Quarterly
CDX.NA.HY.38 Index(a)	7,570,000	224,120	(237,396)	5.00%	June 20, 2027	461,516	Buy	Quarterly
CDX.NA.IG.38 Index(b)	22,800,000	28,500	28,924	1.00%	June 20, 2027	(424)	Buy	Quarterly
CDX.NA.HY.38 Index(a)	4,500,000	134,574	118,346	5.00%	June 20, 2027	16,228	Buy	Quarterly
					Net Appreciation	$1,039,014
(a) Based on an index of North American bonds with high yield credit ratings that trade in the credit default swap market.
(b) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(c) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement
At June 30, 2022, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3.09%	1-day SONIA	14,730,000	July 27, 2024	$ 153,190	Daily
2.88%	1-day SONIA	28,800,000	July 27, 2024	153,573	Daily
1.63%	6-mo. EURIBOR	29,600,000	July 27, 2024	167,716	Semi Annual
3-mo. JIBAR	6.47%	228,700,000	July 27, 2024	226,740	Quarterly
3.07%	1-day SONIA	34,370,000	July 27, 2024	346,972	Daily
6-mo. BBSW	3.20%	9,900,000	July 27, 2025	86,632	Semi Annual
2.35%	3-mo. SEK-STIBOR	43,310,000	May 23, 2027	(63,969)	Quarterly
2.41%	7-day CNRR	160,260,000	July 27, 2027	(240,140)	Weekly
6-mo. EURIBOR	2.11%	5,000,000	July 27, 2027	(79,951)	Semi Annual
2.11%	3-mo. TELBOR	1,800,000	July 27, 2027	(13,669)	Quarterly
1-day SONIA	2.57%	11,000,000	July 27, 2032	(287,671)	Daily
1.65%	6-mo. EURIBOR	2,400,000	July 27, 2032	(119,846)	Semi Annual
2.94%	3-mo. KRW-CD-KSDA	3,722,200,000	July 27, 2032	(90,620)	Quarterly
1-year JPY-TONA	0.54%	813,214,740	July 27, 2032	(29,517)	Annually
1-year JPY-TONA	0.51%	786,785,260	July 27, 2032	(10,726)	Annually
2.72%	1-year SOFR	700,000	July 27, 2032	(2,807)	Annually
1-year JPY-TONA	0.45%	1,530,774,829	July 27, 2032	40,681	Annually
1-day SONIA	2.00%	22,000,000	July 27, 2032	761,554	Daily
			Net Appreciation	$ 998,142
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
At June 30, 2022, the Fund held the following OTC written options:
Description	Counterparty	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premium Received/(Paid)	Fair Value
U.S. 10 year Treasury Note Future Put	MS	55	115.0	August 2022	55	$(23,706)	$(33,516)
U.S. 10 year Treasury Note Future Call	MS	55	121.0	August 2022	55	$(42,342)	$(24,062)
CHF Currency Put GBP 1.135	BB	-	1.14	August 2022	1,882,000	$(13,379)	$(13,379)
						$(79,427)	$(70,957)
At June 30, 2022,the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid By the Fund	Expiration Date	Notional Amount	Premium Received/(Paid)	Fair Value
Credit Default Call Swaption	GS	0.975%	CDX.NA.IG.38	July 20, 2022	11,200,000	$(34,608)	$(387)
Credit Default Call Swaption	GS	1.00%	CDX.NA.IG.38	July 20, 2022	11,000,000	(39,710)	(316)
Credit Default Call Swaption	CIB	0.925%	CDX.NA.IG.38	July 20, 2022	10,800,000	(38,610)	(53,777)
Credit Default Call Swaption	CIB	1.00%	CDX.NA.IG.38	July 20, 2022	10,800,000	(32,076)	(31,884)
Credit Default Call Swaption	GS	0.95%	CDX.NA.IG.38	July 20, 2022	11,700,000	(45,747)	(480)
Credit Default Call Swaption	CIB	0.85%	CDX.NA.IG.38	July 20, 2022	23,900,000	(107,550)	(185,857)
Credit Default Put Swaption	CGM	CDX.NA.IG.38	0.85%	July 20, 2022	23,900,000	(76,480)	(28)
Credit Default Put Swaption	CIB	CDX.NA.IG.38	0.85%	August 17, 2022	11,500,000	(46,000)	(72)
Credit Default Call Swaption	CIB	0.85%	CDX.NA.IG.38	August 17, 2022	11,500,000	(39,100)	(1,013)
Credit Default Call Swaption	CIB	0.85%	CDX.NA.IG.38	August 17, 2022	11,800,000	(45,430)	(1,040)
Credit Default Put Swaption	CIB	CDX.NA.IG.38	0.85%	August 17, 2022	11,800,000	(39,530)	(74)
						$(544,841)	$(274,928)
At June 30, 2022,the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount	Premium Received/(Paid)	Fair Value
Credit Default Call Swaption	CIB	1.00%	ITRAXX EURO	July 20, 2022	42,800,000	$137,972	$1,030
Credit Default Call Swaption	CIB	ITRAXX EURO	1.00%	July 20, 2022	10,600,000	49,022	$946
						$186,994	$1,976
Counterparty Abbreviations:
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
AZB	Australia New Zealand Bank
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas Securities Corp
BNY	Bank of New York
CA	Credit Agricole
CGM	Citigroup Global Markets
CIB	Citibank
CIT	Citigroup Global Markets
CNRR	China Fixing Repo Rate
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
FB	Credit Suisse
GS	Goldman Sachs
HSB	HSBC Bank USA
JIBAR	Johannesburg Interbank Average Rate is the benchmark for short-term interest rates in South Africa.
JPM	JP Morgan Chase & Co
JPY-TONA	Japan Tokyo Overnight Average Rate
KRW-CD-KSDA	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SEK-STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SG	Societe General SA
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
SSB	State Street Bank
TD	Toronto Dominion Bank
TELBOR	Bank of Israel Interest Rate Fixings is the interest rate on inter-bank loans
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Summary of Investments by Country as of June 30, 2022.
Country	Fair Value	Percentage of Fund Investments
United States	$186,382,796	40.41%
Japan	60,375,993	13.09
Germany	31,289,795	6.78
Mexico	20,448,348	4.43
Italy	15,625,294	3.39
France	15,201,227	3.30
United Kingdom	14,892,455	3.23
Canada	14,575,087	3.16
Belgium	12,811,306	2.78
Netherlands	11,734,212	2.54
China	8,989,104	1.95
Spain	8,227,258	1.78
Romania	7,974,161	1.73
South Africa	6,537,007	1.42
Australia	6,471,274	1.40
Ireland	4,652,333	1.01
Luxembourg	3,934,023	0.85
Tunisia	3,828,637	0.83
Cayman Islands	3,786,710	0.82
Egypt	3,289,837	0.71
Austria	2,498,691	0.54
Brazil	2,167,460	0.47
Iceland	1,928,965	0.42
Switzerland	1,557,571	0.34
Indonesia	1,252,389	0.27
Philippines	940,915	0.20
South Korea	910,941	0.20
Malaysia	868,105	0.19
Bermuda	837,541	0.18
Sweden	812,041	0.18
Finland	752,839	0.16
Norway	733,714	0.16
Nigeria	716,845	0.16
Togo	671,350	0.15
Singapore	568,920	0.12
Portugal	487,046	0.11
Poland	458,593	0.10
Denmark	442,460	0.10
Colombia	397,379	0.09
Thailand	320,850	0.07
Slovenia	300,398	0.07
United Arab Emirates	286,164	0.06
New Zealand	245,893	0.05
Total	$461,183,927	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Global Bond Fund
ASSETS:
Investments in securities, fair value (including $4,578,184 of securities on loan)(a)	$456,353,932
Repurchase agreements, fair value(b)	4,829,995
Cash	11,849,679
Cash denominated in foreign currencies, fair value(c)	1,783,123
Cash pledged on futures contracts	3,229,448
Cash pledged on forward foreign currency contracts	4,360,000
Cash pledged on centrally cleared swaps	4,052,598
Interest receivable	3,470,076
Subscriptions receivable	26,962
Receivable for investments sold	845,778
Purchased Swaptions, fair value (premiums received $186,994)	1,976
Unrealized appreciation on forward foreign currency contracts	5,783,842
Total Assets	496,587,409
LIABILITIES:
Payable for TBA investments purchased	27,130,156
Payable for director fees	7,369
Payable for investments purchased	1,457,696
Payable for other accrued fees	138,371
Payable for shareholder services fees	6,446
Payable to investment adviser	216,413
Payable upon return of securities loaned	4,829,995
Redemptions payable	1,122,754
Unrealized depreciation on forward foreign currency contracts	5,225,606
Variation margin on futures contracts	424,447
Variation margin on centrally cleared swaps	11,225
Written Swaptions, fair value (premiums paid $544,841)	274,928
Written options, fair value (premiums paid $79,428)	70,957
Total Liabilities	40,916,363
NET ASSETS	$455,671,046
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,158,125
Paid-in capital in excess of par	541,865,518
Undistributed/accumulated deficit	(92,352,597)
NET ASSETS	$455,671,046
NET ASSETS BY CLASS
Investor Class	$21,815,889
Institutional Class	$433,855,157
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Institutional Class	230,000,000
Issued and Outstanding
Investor Class	3,257,915
Institutional Class	58,323,334
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.70
Institutional Class	$7.44
(a) Cost of investments	$534,954,365
(b) Cost of repurchase agreements	$4,829,995
(c) Cost of cash denominated in foreign currencies	$2,017,183
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Global Bond Fund
INVESTMENT INCOME:
Interest	$6,249,103
Income from securities lending	2,970
Total Income	6,252,073
EXPENSES:
Management fees	1,424,240
Shareholder services fees – Investor Class	41,623
Audit and tax fees	35,934
Custodian fees	102,912
Director's fees	16,275
Legal fees	2,432
Pricing fees	21,524
Registration fees	21,480
Shareholder report fees	24
Transfer agent fees	4,096
Other fees	5,210
Total Expenses	1,675,750
Less amount waived by investment adviser	14,507
Net Expenses	1,661,243
NET INVESTMENT INCOME	4,590,830
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(26,612,241)
Net realized gain on credit default swaps	2,039,733
Net realized gain on interest rate swaps	2,900,510
Net realized gain on futures contracts	5,057,890
Net realized loss on purchased options	(529,496)
Net realized gain on written options	650,517
Net realized gain on written swaptions	17,529
Net realized loss on forward foreign currency contracts	(1,639)
Net Realized Loss	(16,477,197)
Net change in unrealized depreciation on investments and foreign currency translations	(66,502,004)
Net change in unrealized appreciation on credit default swaps	1,122,794
Net change in unrealized appreciation on interest rate swaps	1,131,066
Net change in unrealized depreciation on futures contracts	(832,682)
Net change in unrealized depreciation on forward foreign currency contracts	(417,999)
Net change in unrealized appreciation on written options	8,470
Net change in unrealized depreciation on purchased swaptions	(183,908)
Net change in unrealized appreciation on written swaptions	269,913
Net Change in Unrealized Depreciation	(65,404,350)
Net Realized and Unrealized Loss	(81,881,547)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,290,717)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Global Bond Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$4,590,830	$3,735,231
Net realized loss	(16,477,197)	(4,746,004)
Net change in unrealized depreciation	(65,404,350)	(30,836,183)
Net Decrease in Net Assets Resulting from Operations	(77,290,717)	(31,846,956)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(171,136)	(19,573)
Institutional Class	(3,524,077)	(961,735)
From Net Investment Income and Net Realized Gains	(3,695,213)	(981,308)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,735,950	8,491,161
Institutional Class	36,568,660	140,818,162
Shares issued in reinvestment of distributions
Investor Class	171,136	19,573
Institutional Class	3,524,076	961,735
Shares redeemed
Investor Class	(3,057,570)	(10,212,157)
Institutional Class	(42,848,705)	(57,066,053)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,906,452)	83,012,421
Total Increase (Decrease) in Net Assets	(83,892,382)	50,184,157
NET ASSETS:
Beginning of Period	539,563,428	489,379,271
End of Period	$455,671,046	$539,563,428
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	383,609	1,045,029
Institutional Class	4,449,141	15,719,487
Shares issued in reinvestment of distributions
Investor Class	25,543	2,425
Institutional Class	473,659	107,697
Shares redeemed
Investor Class	(420,626)	(1,258,211)
Institutional Class	(5,339,402)	(6,398,504)
Net Increase (Decrease)	(428,076)	9,217,923
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$7.88	0.05	(1.18)	(1.13)	-	(0.05)	-	(0.05)	$6.70	(14.44%) (d)
12/31/2021	$8.43	0.03	(0.57)	(0.54)	-	(0.01)	-	(0.01)	$7.88	(6.46%)
12/31/2020	$8.09	0.10	0.33	0.43	(0.02)	(0.07)	-	(0.09)	$8.43	5.33%
12/31/2019	$8.07	0.20	0.13	0.33	-	(0.31)	-	(0.31)	$8.09	4.07%
12/31/2018	$8.34	0.30	(0.32)	(0.02)	-	(0.22)	(0.03)	(0.25)	$8.07	(0.27%)
12/31/2017	$8.34	0.33	(0.17)	0.16	(0.16)	-	-	(0.16)	$8.34	1.95%
Institutional Class
06/30/2022 (Unaudited)	$8.75	0.07	(1.32)	(1.25)	-	(0.06)	-	(0.06)	$7.44	(14.28%) (d)
12/31/2021	$9.33	0.07	(0.63)	(0.56)	-	(0.02)	-	(0.02)	$8.75	(6.03%)
12/31/2020	$8.95	0.16	0.35	0.51	(0.02)	(0.11)	-	(0.13)	$9.33	5.72%
12/31/2019	$8.91	0.25	0.14	0.39	-	(0.35)	-	(0.35)	$8.95	4.39%
12/31/2018	$9.20	0.35	(0.35)	0.00	-	(0.26)	(0.03)	(0.29)	$8.91	0.06%
12/31/2017	$9.16	0.40	(0.20)	0.20	(0.16)	-	-	(0.16)	$9.20	2.47%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$ 21,815	1.12% (f)	1.00% (f)	1.49% (f)	91% (d)(g)
12/31/2021	$ 25,775	1.09%	1.01%	0.32%	184% (g)
12/31/2020	$ 29,333	1.10%	1.01%	1.25%	104%
12/31/2019	$ 38,388	1.07%	1.01%	2.46%	73%
12/31/2018	$ 41,754	1.12%	1.01%	3.60%	123%
12/31/2017	$ 47,461	1.22%	1.13%	3.88%	55%
Institutional Class
06/30/2022 (Unaudited)	$433,856	0.65% (f)	0.65% (f)	1.86% (f)	91% (d)(g)
12/31/2021	$513,789	0.64%	0.64%	0.74%	184% (g)
12/31/2020	$460,046	0.66%	0.66%	1.76%	104%
12/31/2019	$470,867	0.65%	0.65%	2.79%	73%
12/31/2018	$409,355	0.70%	0.66%	3.80%	123%
12/31/2017	$329,358	0.82%	0.78%	4.24%	55%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 47% and 138% for the period ended June 30, 2022 and the year ended December 31, 2021, respectively.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Global Bond Fund (the Fund) are included herein.
The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2022

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Purchased Options, Written Options, Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

Semi-Annual Report - June 30, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2022

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$540,855,556
Gross unrealized appreciation on investments	232,643,011
Gross unrealized depreciation on investments	(309,767,651)
Net unrealized depreciation on investments	$(77,124,640)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts, forward foreign currency contracts, purchased options, written options, purchased swaptions and written swaptions. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Semi-Annual Report - June 30, 2022

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, if any, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged on and cash received on, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Options
The Fund may buy and sell put and call options, or write put and call options to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, the Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an over-the-counter transaction or maybe executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as the Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being

Semi-Annual Report - June 30, 2022

exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $15,581,129 and $(15,890,514) in purchased options and written options, respectively, for the reporting period.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes an swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, exercised or closed, the realized gain or loss is included on the Statement of Operations. The Fund held an average market value of $18,200,000 and $(33,800,000) in purchased swaptions and written swaptions, respectively, for the reporting period.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of (385) futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $316,315,823 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be

Semi-Annual Report - June 30, 2022

customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $80,316,757 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $14,583,098,806 in interest rate swaps for the reporting period. Interest rate swaps are reported on a table following the Schedule of Investments.

Semi-Annual Report - June 30, 2022

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$1,916,275 (a)	Net unrealized depreciation on credit default swaps	$(877,261)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$1,937,058 (a)	Net unrealized depreciation on interest rate swaps	$(938,916)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$ 725,414(a)	Net unrealized depreciation on futures contracts	$(868,292)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 5,783,842	Unrealized depreciation on forward foreign currency contracts	$(5,225,606)
Interest rate contracts (purchased options)	Net unrealized appreciation on purchased options	$ 12,806
Interest rate contracts (written options)	Net unrealized appreciation on written options	$ 18,279	Net unrealized depreciation on written options	$(9,809)
Interest rate contracts (written swaptions)	Net unrealized appreciation on written swaptions	$ 363,387	Net unrealized depreciation on written swaptions	$(93,474)
Interest rate contracts (purchased swaptions)			Net unrealized depreciation on purchased swaptions	$ (183,908)
(a)Includes cumulative depreciation of credit contracts and interest rate contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:

	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$5,057,890	Net change in unrealized depreciation on futures contracts	$(833,621)
Credit contracts (swaps)	Net realized gain on credit default swaps	$2,039,733	Net change in unrealized appreciation on credit default swaps	$1,122,794
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$2,900,510	Net change in unrealized appreciation on interest rate swaps	$1,131,066
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (1,639)	Net change in unrealized depreciation on forward foreign currency contracts	$(417,999)
Interest rate contracts (purchased options)	Net realized loss on purchased options	$ (529,496)	Net change in unrealized appreciation on purchased options	$0
Interest rate contracts (written options)	Net realized gain on written options	$ 650,517	Net change in unrealized appreciation on written options	$8,470
Interest rate contracts (written swaptions)	Net realized gain on written swaptions	$ 17,529	Net change in unrealized appreciation on written swaptions	$269,913
Interest rate contracts (purchased swaptions)	Net realized gain on purchased swaptions	$0	Net change in unrealized depreciation on purchased swaptions	$(183,908)
Semi-Annual Report - June 30, 2022

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2022.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$ 5,783,842	$(2,162,591)	$—	$—	$ 3,621,251
Derivative Liabilities (forward contracts)	$(5,225,606)	$ 2,162,591	$—	$—	$(3,063,015)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts and centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.57% of the Fund’s average daily net assets up to $1 billion dollars, 0.52% of the Fund’s average daily net assets over $1 billion dollars and 0.47% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$25,162	$29,302	$23,309	$14,507	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with BlueBay Asset Management LLP and Insight North America LLC. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.

Semi-Annual Report - June 30, 2022

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $165,523,500 and $171,912,590, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $326,080,020 and $281,840,338, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $4,578,184 and received collateral as reported on the Statement of Assets and Liabilities of $4,829,995 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of Foreign Government Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Global Bond Fund changed its name to the Empower Global Bond Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Global Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Insight Sub-Advisory Agreement”) by and among the Company, GWCM and Insight North America LLC (“Insight” or the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Franklin and Mellon. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to the Insight Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Insight Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In evaluating the Fund’s Agreements, the Board recalled that, at a meeting held on June 9-10, 2021, the Board, including a majority of the Independent Directors, unanimously approved various proposals relating to the Fund, including: (i) the removal of Franklin Advisers, Inc. as a sub-adviser to the Fund and the engagement of BlueBay Asset Management LLP (“BlueBay”) as an additional sub-adviser alongside Mellon Investments Corporation (“Mellon”), effective on or about July 9, 2021, pursuant to the terms of an investment sub-advisory agreement by and among the Company, with respect to Fund, GWCM and BlueBay; and (ii) the transition of sub-adviser responsibilities handled by Mellon to Insight, an affiliate of Mellon, on or about August 31, 2021, pursuant to the terms of the Insight Sub-Advisory Agreement.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and Insight (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class, and for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
In evaluating the Fund’s investment performance and the performance of the Sub-Adviser, the Board noted that Insight and its affiliate commenced management of its allocated portion of the Fund’s portfolio in August 2018. The Board also considered that, prior to July 2021, a portion of the Fund’s portfolio was managed by another sub-adviser and therefore, the Fund’s performance history reflects, in part, services provided by that firm.
Taking into account the foregoing, the Board observed that the annualized returns of each class of the Fund for the one-, three- and five-year periods ended December 31, 2021 were in the third, fifth and fifth quintiles, respectively, of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), below its respective performance universe median, but with specific rankings for the one-year period in the 56th and 54th percentiles of the performance universe for the Investor Class and Institutional Class, respectively. The annualized returns of the Fund’s Investor Class for the ten-year period ended December 31, 2021 exceeded its performance universe median, ranking in the second quintile. The Board also observed that the Fund underperformed the benchmark for each period reviewed.
Performance results were assessed in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. The Board also considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. The Board’s evaluation of performance results was also informed by its understanding of GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
Taking all of the foregoing into account, the Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the cost of services provided by GWCM and Insight from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees, and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s Institutional Class total annual operating expense ratio was in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and the total annual operating expense ratio for the Fund’s Investor Class was in the third quintile of its peer group, which, as to each class, was lower than the peer group median. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. With respect to the Sub-Adviser, the Board received certain information regarding other similar accounts and noted the Sub-Adviser’s statement that fee differences are generally due to the complexity of a mandate, the required level of activity, demand of transaction management, competitive levels and account size.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and Mellon were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation the Board noted that the management fee schedule contained breakpoints that would reduce the fee rate on assets above specified levels as the Fund’s assets increased. Although the fee schedule for the Insight Sub-Advisory Agreement does not include breakpoints, the Board noted Insight’s statement that its low, at-scale sub-advisory fee already encompasses economies of scale.
The Board also reviewed data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that although such portion was above that of the Fund’s peer group for the Institutional Class, the portion retained as to the Investor Class was below that of the Fund’s peer group. The Board also recalled its observation that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. As to Insight, the Board noted the Sub-Adviser’s statement that it cannot estimate any indirect “fall out” benefits to be received.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022